Consolidated Statements of Changes in Equity Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Capital reserve	Share premium	Statutory reserve	Share-based compensation reserves	Currency translation reserve	Retained earnings	IFRS 9 [Member]	IFRS 9 [Member] Retained earnings
Beginning balance at Dec. 31, 2015	$ 5,839	$ 81	$ 87	$ 1,403	$ 6	$ 82	$ 9	$ 4,171
Profit for the year	1,224							1,224
Other comprehensive expense for the year	(3)						(3)
Total comprehensive income	1,221						(3)	1,224
Exercise of share options	5			5
Conversion of equity awards to liability awards	(2)					(2)
Transfer to share premium upon exercise of share options	0			3		(3)
Forfeiture of share options	0					(3)		3
Share-based compensation of the Company	14					14
Share-based compensation charged by LVS	1					1
Dividends to equity holders of the Company (Note 11)	(2,071)							(2,071)
Ending balance at Dec. 31, 2016	5,007	81	87	1,411	6	89	6	3,327
Profit for the year	1,603							1,603
Other comprehensive expense for the year	(22)						(22)
Total comprehensive income	1,581						(22)	1,603
Exercise of share options	12			12
Conversion of equity awards to liability awards	(5)					(5)
Transfer to share premium upon exercise of share options	0			5		(5)
Forfeiture of share options	0					(3)		3
Share-based compensation of the Company	12					12
Dividends to equity holders of the Company (Note 11)	(2,069)							(2,069)
Ending balance (Previously stated [member]) at Dec. 31, 2017	4,538	81	87	1,428	6	88	(16)	2,864
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017									$ 24	$ 24
Ending balance (As restated [Member]) at Dec. 31, 2017	4,562							2,888
Ending balance at Dec. 31, 2017	4,538	81	87	1,428	6	88	(16)	2,888
Profit for the year	1,875							1,875
Other comprehensive expense for the year	(12)						(12)
Total comprehensive income	1,863						(12)	1,875
Exercise of share options	23			23
Conversion of equity awards to liability awards	0
Transfer to share premium upon exercise of share options	0			6		(6)
Forfeiture of share options	0					(4)		4
Share-based compensation of the Company	14					14
Dividends to equity holders of the Company (Note 11)	(2,053)							(2,053)
Ending balance at Dec. 31, 2018	$ 4,409	$ 81	$ 87	$ 1,457	$ 6	$ 92	$ (28)	$ 2,714